Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Status of Options

	December 31, 2023
	Number of share options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at the beginning of the year	3,096,214	52.54	5.10
Granted	711,272	34.21
Exercised	(363,291)	7.78
Forfeited	(31,914)	94.92
Outstanding at the end of the year	3,412,281	52.52	4.66
Exercisable at the end of the year	2,324,545	45.38	4.18

Schedule of Fair Value of Options Estimated on Grant Date

	December 31,
	2023	2022	2021
Volatility	56% – 58%	54% – 57%	50% – 55%
Expected term in years	3.78 – 5.23	3.78 – 4.56	3.67 – 4.61
Risk-free interest rate	3.37% – 4.22%	1.87% – 4.4%	0.43% – 1.11%
Estimated fair value of underlying ordinary shares	20.5 – 39.35	27.55 – 81.03	170.35 – 323.10
Dividend yield	0%	0%	0%

Schedule of Options Outstanding under 2011 Plan
	Outstanding		Exercisable
Exercise price	Number of share options	Weighted average remaining contractual life(in years)	Number of share options	Weighted average remaining contractual life(years)
$1.74-$5.15	275,414	1.87	275,414	1.87
$5.16-$11.81	305,106	4.53	305,106	4.3
$11.82-$15.62	526,063	5.02	525,313	5.02
$15.63 -$25.31	359,221	3.61	359,971	3.61
$25.32-$27.87	363,263	5.21	148,158	3.44
$27.88-$36.29	312,238	5.73	108,912	5.74
$36.30-$38.29	412,933	6.14	77,414	6.14
$38.30-$84.27	272,106	4.03	204,240	3.87
$84.28-$227.06	235,457	5.12	104,311	5.11
$227.07-$243.50	350,480	4.41	215,706	4.39
Total	3,412,281	4.66	2,324,545	4.18
Aggregate intrinsic value	$22,065		22,052

Schedule of Status of RSU
	December 31, 2023
	Number of RSUs	Weighted- average grant date fair value
Outstanding at the beginning of the year	1,136,128	96.49
Granted	1,206,151	35.80
Vested	(595,882)	79.38
Forfeited	(269,579)	75.33
Outstanding at the end of the year	1,476,818	57.76

Schedule Of Fair Of Espp Weighted Average Assumptions

	December 31,
	2023	2022	2021
Volatility	66.4-97.6%	86.4-97.6%	86.0-86.4%
Expected term in years	0.5	0.5	0.5
Risk-free interest rate	4.24-4.96%	0.08-4.24%	0.03-0.08%
Estimated fair value of underlying ordinary shares	26.40-206.07	35.36-206.07	131.88-206.07
Dividend yield	0%	0%	0%

Schedule of Stock-Based Compensation Costs
	December 31,
	2023	2022	2021
Cost of revenue	$2,497	$2,520	$1,436
Research and development	24,310	23,828	20,008
Sales and marketing	13,304	17,196	14,106
General and administrative	28,587	28,211	19,857
	$68,698	$71,755	$55,407